Related Party Transactions	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions Disclosure

25. RELATED PARTY TRANSACTIONS

The table below sets forth major related parties and their relationships with the Group.

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Zhou You	An equity investee of the Company
Jin Dian	A controlled company by a member of board

On December 15, 2011, the Group completed the acquisition from Sohu of certain assets and business operations associated with the 17173 Business for fixed cash consideration of approximately $162.5 million. Under the acquisition agreement, the net profit of $1.3 million generated from the Group’s operation of the 17173 Business during the Transition Period from December 16, 2011 through December 31, 2011, was for the benefit of Sohu. The Company accounted for this $1.3 million as part of the consideration for the acquisition. See Note 6—BUSINESS COMBINATIONS—Acquisition of the 17173 Business”.

On November 29, 2011, the Group and Sohu separately entered into a services agreement and an online links and advertising agreement (together, the “Services and Advertising Agreements”), pursuant to which Sohu provide links and advertising space and technical support to the Group, including the provision and maintenance of user log-in, information management and virtual currency payment systems of the 17173 Business. The Services and Advertising Agreements provide for a term of twenty-five years for the virtual currency payment system services, and an initial term of three years for all the other relevant services and links and advertising space, and involve aggregate fees to Sohu of approximately $30 million. Under the Services and Advertising Agreements, the Group may renew certain rights for a subsequent term of twenty-two years, and may obtain a perpetual software license in respect of the information management system and the user log-in system following the expiration of the three-year term, subject to the Group’s payment to Sohu of additional fees of up to approximately $5 million in the aggregate. During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the year ended December 31, (in thousands)
Transactions with Sohu	2010	2011	2012
Services provided by Sohu
Sales and marketing services provided by Sohu	$7,459	$6,002	$14,026
Corporate expenses	1,486	1,483	27
Other service provided by Sohu	22	37	50
Acquisition of the 17173 Business
Acquisition of the 17173 Business from Sohu	—	163,784	—

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2010	2011	2012
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$—	$763	$1,552

	For the year ended December 31, (in thousands)
Transactions with Zhou You	2010	2011	2012
Royalty fees to Zhou You for a licensed game	$906	$—	$—

As of December 31, 2010, 2011 and 2012, the amounts due to related parties were as follows:

	As of December 31, (in thousands)
	2010	2011	2012
Due to Sohu (2010, 2011 and 2012, mainly arising from expenses charged from Sohu for sales and marketing services)	$5,155	$4,962	$—
Notes payable to Sohu	—	16,007	—
Due to Jin Dian	—	2,354	4,191
Due to Zhou You (royalty fees payable to Zhou You)	453	476	322

On December 15, 2011, the Group issued a promissory note to Sohu with a principal amount of $16 million to settle part of the consideration for the Group’s acquisition of the 17173 Business. The promissory note bore interest of 1% per annum and was repayable within one year. The principal of the promissory note was repaid in November 2012.

As of December 31, 2010, 2011 and 2012, amounts due from and prepayment to related parties were as follows:

	As of December 31, (in thousands)
	2010	2011	2012
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$312	$—	$495
Shareholder loan to Shanghai Jingmao	4,983	—	—
Short-term and long-term prepayment to Sohu under Services and Advertising agreements	—	—	20,239

The transactions are measured at the amount of consideration established and agreed to by the related parties, which approximates amounts charged to third parties. Allocations from Sohu are based on a variety of factors and are dependent on the nature of the expenses being allocated. These balances are interest free and settleable on demand.

Shareholder loan to Shanghai Jingmao of $5.0 million consisted of interest-free advances for working capital purposes. At the end of January 2011, the Group acquired the remaining 50% of the equity interests in each of Shanghai Jingmao and its affiliate. With control of 100% of the voting equity interests of Shanghai Jingmao and its affiliate, the Company started to consolidate Shanghai Jingmao and its affiliate’s financial statements on February 1, 2011.